Net income per ordinary share	9 Months Ended
Sep. 30, 2011
Net income per ordinary share
5. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,471,985	59,940,045	60,381,814	59,576,777
Effect of dilutive share options outstanding	591,035	803,358	714,650	999,281
Weighted average number of ordinary shares for diluted net income per ordinary share	61,063,020	60,743,403	61,096,464	60,576,058